Fair Value (Nonrecurring Changes In Fair Value) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 120,559	¥ 807,114
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	2,387	6,060
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	92,438	173,242
Loans [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	380	82
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	92,058	173,160
Premises And Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	5,536	11,983
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	3,378	30,986
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	16,820	584,843
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	14,635	581,649	[1]
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 2,185	¥ 3,194

[1]	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley's convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.